Financial instruments - Summary of Other Investments (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017	[1]	Jun. 30, 2017	[1]
Disclosure of fair value of other investments in equity investments designated at fair value through profit or loss and other comprehensive income [abstract]
Fair value through profit or loss	£ 295.9
Fair value through other comprehensive income	653.4
Other investments	£ 949.3	£ 1,153.5		£ 1,171.5

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.